Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

(CAD$ in millions)	2024	2023
Settlement pricing adjustments (Note 34(b))	$65	$7
Share-based compensation (Note 29(e))	(91)	(81)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	—	(119)
Care and maintenance costs	(51)	(39)
Social responsibility and donations	(59)	(62)
Gain on disposal or contribution of assets	27	183
Impairment of intangible assets	(37)	(88)
Commodity derivatives	90	(12)
Depreciation of corporate assets	(47)	(41)
Take-or-pay contract costs	(10)	(30)
Other	(38)	(109)
	$(151)	$(391)